Retirement Plans and Other Retiree Benefits - Prior Service Credits and Actuarial Losses Reclassified from Accumulated Other Comprehensive Loss to Net Periodic Pension Benefit Costs, Net of Tax (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	$ (107)	$ (110)	$ (109)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs	12,320	5,178	4,328
Realized gains on investments	123
Direct Costs Of Revenue Excluding Depreciation And Amortization [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(63)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs	7,302
Selling, General and Administrative Expenses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(44)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs	5,018
Other Income And Expense Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on investments	$ 123